Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Line Items]
Schedule Of Purchase Obligations

2014	2015	2016	2017	2018	Thereafter
$945	$965	$986	$1,007	$1,029	$11,402

Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2013	2012	2011
Operating lease expense	$3,413	$3,850	$3,553
Purchased water under long-term agreements	12,923	11,796	14,507
Water treatment expense under contractual agreement	926	897	865

Motor Vehicles, Buildings And Other Equipment [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2014	2015	2016	2017		2018	Thereafter
$2,072	$1,443	$862	$481	$	$ 202	$361

Treatment Plants [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2014	2015	2016	2017	2018	Thereafter
$494	$531	$531	$531	$531	$3,100